Subsequent Events (Notes)		1 Months Ended
	Feb. 13, 2017	Apr. 30, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Amendment to the CGP Operating Agreement
On February 13, 2017, CEC, CAC and certain subsidiaries of CEC (the "CEC Members") entered into the third amendment to the CGP Operating Agreement to, among other things, (a) provide for the tax treatment of the allocations of net profits and net losses of the capital accounts of CGP regarding certain non-pro rata distributions made to CAC and the CEC Members pursuant to the CGP Operating Agreement, as amended on September 23, 2016 and October 7, 2016 and by the third amendment referred to herein (together with such amendments, the "CGP Operating Agreement") and (b) permit a $35 million special distribution to the CEC Members to satisfy certain payment obligations as set forth in the CIE Proceeds Agreement (see “Payment to CEOC” in Note 1). The foregoing description of the third amendment to the CGP Operating Agreement does not purport to be complete and is qualified in its entirety by reference to the third amendment to the CGP Operating Agreement, which is filed as Exhibit 10.93 hereto and incorporated herein by reference.
Subsequent Events